Term deposits and other financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Term Deposits
Schedule of term deposits

	As of December 31,
In thousands of USD	2020	2021
Financial assets at fair value through profit or loss	—	198,998
Financial assets at fair value through OCI	—	195,722
Short term deposits - banks	1,215	995
Term Deposits and other financial assets	1,215	395,715

Schedule of other financial assets

	As of December 31,
In thousands of USD	2020	2021
Current financial assets measured at fair value through profit or loss	—	198,998
Current financial assets measured at fair value through other comprehensive income	—	195,722
Other financial assets – current	—	394,720

Schedule of financial assets at fair value through FVOCI of allowance for ECL of other financial assets

In thousands of USD	OCI on financial assets at fair value
Balance as of December 31, 2020	—
Changes in fair value of financial assets	(4,029)
Changes in allowance for expected credit losses	88
Changes recognized in other comprehensive income of the period (Note 16)	(3,941)
Balance as of December 31, 2021	(3,941)

Schedule of allowance of expected credit losses ("ECL") of other financial assets measured at fair value

In thousands of USD	ECL of other financial assets
Balance as of December 31, 2020	—
Changes recognized in profit or loss as net impairment gains/losses on financial assets at fair value through other comprehensive income (Note 28)	88
Total changes in allowance for expected credit losses	88
Balance as of December 31, 2021	88